FINANCIAL RISK MANAGEMENT - Sensitivity Analysis regarding Change in Interest Rates (Details) - Interest Rate Risk [Member] S/ in Thousands	12 Months Ended
	Dec. 31, 2019 PEN (S/) item	Dec. 31, 2018 PEN (S/) item
Soles at 50 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | item	50	50
Sensitivity Analysis, Net Profit	S/ 7,696	S/ 10,463
Sensitivity Analysis, Net Economic Value	S/ 520,389	S/ 439,964
Soles at 75 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | item	75	75
Sensitivity Analysis, Net Profit	S/ 11,544	S/ 15,695
Sensitivity Analysis, Net Economic Value	S/ 780,584	S/ 659,946
Soles at 100 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | item	100	100
Sensitivity Analysis, Net Profit	S/ 15,392	S/ 20,926
Sensitivity Analysis, Net Economic Value	S/ 1,040,778	S/ 879,928
Soles at 150 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | item	150	150
Sensitivity Analysis, Net Profit	S/ 23,088	S/ 31,389
Sensitivity Analysis, Net Economic Value	S/ 1,561,167	S/ 1,319,893
US Dollar at 50 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | item	50	50
Sensitivity Analysis, Net Profit	S/ 52,276	S/ 48,325
Sensitivity Analysis, Net Economic Value	S/ 50,253	S/ 6,718
US Dollar at 75 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | item	75	75
Sensitivity Analysis, Net Profit	S/ 78,413	S/ 72,487
Sensitivity Analysis, Net Economic Value	S/ 75,379	S/ 10,078
US Dollar at 100 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | item	100	100
Sensitivity Analysis, Net Profit	S/ 104,551	S/ 96,650
Sensitivity Analysis, Net Economic Value	S/ 100,506	S/ 13,437
US Dollar at 150 basis points change [Member]
Disclosure of financial risks management [Line Items]
Sensitivity Analysis, Changes In Basis Points | item	150	150
Sensitivity Analysis, Net Profit	S/ 156,827	S/ 144,975
Sensitivity Analysis, Net Economic Value	S/ 150,759	S/ 20,155